Annual Fund Operating Expenses - 3A All World Equity ETF - 3A All World Equity ETF Class	Aug. 17, 2026
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.49%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%	[1]
Acquired Fund Fees and Expenses	0.00%	[1]
Expenses (as a percentage of Assets)	0.49%

[1]	Other Expenses and Acquired Fund Fees and Expenses (“AFFE”) are estimated for the current fiscal year. AFFE are indirect fees and expenses that the Fund incurs from investing in the shares of other investment companies.